Shares [Member] Investment Objectives and Goals - Shares [Member] - STABLECOIN CASH RESERVES PORTFOLIO	Sep. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	STABLECOIN CASH RESERVES PORTFOLIO—SHARES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.